Notes Payable (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Principal Amount and Unamortized Discount and Debt Issuance Costs

The principal amount and unamortized discount and debt issuance costs as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
	(In thousands)
Principal amount	30,869,300	32,987,800	4,751,231
Unamortized discount and debt issuance costs	(167,184)	(136,008)	(19,589)

	30,702,116	32,851,792	4,731,642

Long Term Loans Principal Repayments

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term debts, including the notes payable and loans payable (Note 10), in the succeeding five years and thereafter:

	RMB	US$
	(In thousands)
For the years ending December 31,
2017	8,678,750	1,250,000
2018	6,943,000	1,000,000
2019	6,943,000	1,000,000
2020	5,207,250	750,000
2021	6,943,000	1,000,000
Thereafter	8,678,750	1,250,000